SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENTED INFORMATION
Schedule of company's revenues, production costs, Corporate and other assets, specific income and expense by segment

	Year Ended December 31, 2020
	Revenues from		Exploration and	Segment
	Mining	Production	Corporate	Income
	Operations	Costs	Development	(Loss)
Northern Business:
LaRonde mine	$543,864	$(169,824)	$—	$374,040
LaRonde Zone 5 mine	111,244	(47,899)	—	63,345
Goldex mine	227,181	(82,654)	—	144,527
Meadowbank Complex	366,743	(284,976)	(1,168)	80,599
Meliadine mine	569,063	(245,700)	—	323,363
Canadian Malartic joint operation	478,542	(195,312)	(18,637)	264,593
Kittila mine	372,132	(169,884)	—	202,248
Total Northern Business	2,668,769	(1,196,249)	(19,805)	1,452,715

Southern Business:
Pinos Altos mine	244,283	(124,678)	—	119,605
Creston Mascota mine	77,762	(35,088)	—	42,674
La India mine	147,299	(68,137)	—	79,162
Total Southern Business	469,344	(227,903)	—	241,441
Exploration	—	—	(93,687)	(93,687)
Segments totals	$3,138,113	$(1,424,152)	$(113,492)	$1,600,469
Total segments income				$1,600,469
Corporate and other:
Amortization of property, plant and mine development				(631,101)
General and administrative				(116,288)
Finance costs				(95,134)
Gain on derivative financial instruments				107,873
Environmental remediation				(27,540)
Foreign currency translation loss				(22,480)
Other expenses				(48,234)
Income before income and mining taxes				$767,565

	Year Ended December 31, 2019
	Revenues from		Exploration and		Segment
	Mining		Corporate	Impairment	Income
	Operations	Production Costs	Development	Reversal	(Loss)
Northern Business:
LaRonde mine	$552,204	$(215,012)	$—	$—	$337,192
LaRonde Zone 5 mine	80,365	(41,212)	—	—	39,153
Lapa mine	4,877	(2,844)	—	—	2,033
Goldex mine	197,020	(82,533)	—	—	114,487
Meadowbank Complex	221,652	(180,848)	(3,528)	—	37,276
Meliadine mine	270,258	(142,932)	—	345,821	473,147
Canadian Malartic joint operation	466,317	(208,178)	(189)	—	257,950
Kittila mine	260,323	(142,517)	—	—	117,806
Total Northern Business	2,053,016	(1,016,076)	(3,717)	345,821	1,379,044

Southern Business:
Pinos Altos mine	249,577	(130,190)	—	—	119,387
Creston Mascota mine	78,023	(35,801)	—	—	42,222
La India mine	114,276	(65,638)	—	—	48,638
Total Southern Business	441,876	(231,629)	—	—	210,247
Exploration	—	—	(101,062)	—	(101,062)
Segments totals	$2,494,892	$(1,247,705)	$(104,779)	$345,821	$1,488,229
Total segments income					$1,488,229
Corporate and other:
Amortization of property, plant and mine development					(546,057)
General and administrative					(120,987)
Finance costs					(105,082)
Gain on derivative financial instruments					17,124
Environmental remediation					(2,804)
Foreign currency translation loss					(4,850)
Other income					13,169
Income before income and mining taxes					$738,742

The following table sets out total assets by segment:

	As at December 31,	As at December 31,
	2020	2019
Northern Business:
LaRonde mine	$852,171	$794,503
LaRonde Zone 5 mine	71,545	66,553
Goldex mine	296,713	295,139
Meadowbank Complex	1,037,459	883,422
Meliadine mine	2,198,564	2,139,845
Canadian Malartic joint operation	1,542,916	1,548,564
Kittila mine	1,590,795	1,317,322
Total Northern Business	7,590,163	7,045,348

Southern Business:
Pinos Altos mine	458,786	521,713
Creston Mascota mine	8,008	28,833
La India mine	228,120	264,498
Total Southern Business	694,914	815,044
Exploration	434,809	462,789
Corporate and other	894,869	466,704
Total assets	$9,614,755	$8,789,885

Schedule of carrying amount of goodwill by segment

	Canadian
	Malartic Joint
	Operation	Exploration	Total
Cost	$597,792	$60,000	$657,792
Accumulated impairment	(250,000)	—	(250,000)
Carrying amount	$347,792	$60,000	$407,792

Schedule of capital expenditures by segment

	Year Ended December 31,
	2020	2019
Northern Business:
LaRonde mine	$109,262	$81,831
LaRonde Zone 5 mine	9,823	8,441
Goldex mine	36,753	41,356
Meadowbank Complex	162,339	267,319
Meliadine mine	125,955	165,389
Canadian Malartic joint operation	52,642	83,051
Kittila mine	199,115	171,908
Total Northern Business	695,889	819,295
Southern Business:
Pinos Altos mine	24,482	39,421
La India mine	21,626	13,881
Total Southern Business	46,108	53,302
Corporate and other	17,345	10,067
Total capital expenditures	$759,342	$882,664

Schedule of company's revenues from mining operations and non-current assets by geographic area

	Year Ended December 31,
	2020	2019
Canada	$2,296,637	$1,792,693
Mexico	469,344	441,876
Finland	372,132	260,323
Total revenues from mining operations	$3,138,113	$2,494,892

Note:

(i)	Presented based on the location of the mine from which the product originated.

The following table sets out non-current assets by geographic area:

	As at December 31,	As at December 31,
	2020	2019
Canada	$6,168,927	$5,571,885
Mexico	736,908	787,943
Finland	1,447,157	1,220,188
Sweden	13,812	13,812
United States	763	2,497
Total non-current assets	$8,367,567	$7,596,325